Average Annual Total Returns - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - Fidelity Series Long-Term Treasury Bond Index Fund	Apr. 29, 2023
Fidelity Series Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(29.41%)
Past 5 years	(2.35%)
Since Inception	(3.00%)
Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.16%)
Past 5 years	(4.23%)
Since Inception	(4.66%)
Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.36%)
Past 5 years	(1.95%)
Since Inception	(2.46%)
LB010
Average Annual Return:
Past 1 year	(29.26%)
Past 5 years	(2.20%)
Since Inception	(2.83%)	[1]

[1]	A From July 7, 2016